SUBSIDIARIES (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
IperionX Inc. [Member]
Subsidiaries [Abstract]
Country of Incorporation	USA
Equity Interest	100.00%	100.00%
IperionX Critical Minerals LLC [Member]
Subsidiaries [Abstract]
Country of Incorporation	USA
Equity Interest	100.00%	100.00%
IperionX Technology, LLC [Member]
Subsidiaries [Abstract]
Country of Incorporation	USA
Equity Interest	100.00%	100.00%
Hyperion Metals (Australia) Pty Ltd [Member]
Subsidiaries [Abstract]
Country of Incorporation	Australia
Equity Interest	100.00%	100.00%